Summary of Significant Accounting Policies - Basis of Presentation (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2020 vessel	Dec. 31, 2019 vessel	May 11, 2020
FPSO | Offshore Production
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number Of Vessels Impaired		2	2
Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	29.80%	28.60%
Seapeak
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	42.40%	42.40%		42.00%
General Partner of Seapeak
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, Voting Rights, Votes Per Share Owned | $ / shares	$ 5
Teekay Parent [Member] | FPSO
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number Of Vessels Impaired		1
Teekay Parent [Member] | FPSO | FPSO
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number Of Vessels Impaired		2	2
Common Class B | Teekay Tankers
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock Maximum Voting Power	49.00%